Impairment losses and other provisions - Summary of approach and key assumptions used to determine CGU FVLCD (Details)	Mar. 31, 2020
Passenger Vehicle Segment [Member]
Disclosure Of Approach And Key Assumptions Used To Determine CGU FVLCD [Line Items]
Enterprise value to Sales multiple	75